Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund
Plumb Balanced Fund
Investment Objective
The Plumb Balanced Fund (the "Balanced Fund") seeks a high total return through capital appreciation while attempting to preserve principal, and secondarily seeks current income.
Fees and Expenses of the Plumb Balanced Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees (fees paid directly from your investment).
Shareholder Fees	Plumb Balanced Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets).
Annual Fund Operating Expenses		Plumb Balanced Fund
Management Fees		0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.49%
Fee Waivers and Expense Reimbursements	[2]	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.26%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Balanced Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the"Financial Highlights" section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.48%.
[2]	The Funds' Advisor, Wisconsin Capital Management, LLC (the "Advisor"), has contractually agreed, at least until July 31, 2013, to waive fees and reimburse expenses of the Balanced Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.25% of its average daily net assets. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund's actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding three fiscal years, provided the amount of recoupment in any fiscal year shall be limited so that it does not cause the Fund's total operating expenses to exceed the applicable cap at the time of waiver for that fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that each of the Fund's operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2013. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower.
However, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Plumb Balanced Fund	128	448	791	1,760

Portfolio Turnover.
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies of the Balanced Fund
The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities. We select securities that, in our judgment, will result in the highest total return consistent with preservation of principal, and we vary the mix of common stocks and bonds from time to time. More than 50% of the
Fund's assets are normally invested in common stocks.

To achieve a better risk-adjusted return on its equity investments, the Fund invests in many types of stocks, including a blend of large company stocks, small company stocks, growth stocks, and value stocks.

We also normally invest at least 25% of the Fund's assets in fixed income senior securities.  The fixed income senior securities in which the Fund may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S.
Government (including its agencies and instrumentalities), municipal bonds, convertible debt securities, and preferred stock. The dollar-weighted average portfolio maturity of the fixed income securities held by the Fund will normally not exceed 10 years.
Principal Risks of Investing in the Balanced Fund
The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its asset allocation. If the Balanced Fund favors an asset class during a period when that class underperforms, performance may be hurt. The Fund's principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

· Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries.

· Individual Security Selection Risk. Stocks and bonds selected as portfolio investments may decline in value due to events unique to that individual security. Such events include, but are not limited to, changes in a company's business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

· Foreign Securities Risk. Although the Balanced Fund invests principally in the securities of U.S. issuers, it may from time to time invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. The Fund will limit its investments in foreign securities, not including investments in American Depositary Receipts ("ADRs"), to 10% of its total assets.

· Smaller Company Risk. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund's ability to sell these securities.

· Interest Rate Risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will reduce bond prices and, accordingly, the Fund's share price.

· Credit Risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a company's preferred stock, common stock and bond prices to fall.

· Call Risk. If an issuer "calls" its bond during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

· Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.
Past Performance
The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund. Table I shows the
Fund's total returns before taxes for each of the periods set forth in the
Table. Table II shows the Fund's average annual total returns both before and after taxes and compares those returns to the performance of three different securities market indices, the Standard & Poor's 500 Composite Index (S&P 500
Index), the Barclays Capital Intermediate Government/Credit Bond Index, and
MSCI's Europe, Australasia, and Far East (EAFE) Index, as well as the Fund's
Benchmark, which is a composite comprised of 55% S&P 500 Index, 35% Barclays
Capital Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index. The
S&P 500 Index reflects the market sectors for U.S.-based equities in which the
Fund primarily invests. The Barclays Capital Intermediate Government/Credit Bond
Index represents the bond markets in which the Fund primarily invests. The MSCI
EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The
Benchmark represents a broad measure of the stock and bond markets, including market sectors and geography, in which the Fund may invest. The performance data quoted represents past performance and current returns may be lower or higher.
Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund's website at www.plumbfunds.com or by calling 1-866-987-7888.
Balanced Fund Year-by-Year Total Returns (Calendar Year)

Best Quarter:                         Worst Quarter:
2nd Quarter of 2009                   4th Quarter of 2008
11.24%                                -15.82%

The performance information above is calculated based on a calendar year. The
Fund's total return (not annualized) for the six-month period ended June 30,
2012 was 2.16%.
Balanced Fund - Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Plumb Balanced Fund	Return Before Taxes	(1.80%)	(1.82%)	May 24, 2007
Plumb Balanced Fund After Taxes on Distributions	Return After Taxes on Distributions	(2.06%)	(2.20%)	May 24, 2007
Plumb Balanced Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.87%)	(1.63%)	May 24, 2007
Plumb Balanced Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(1.74%)	May 24, 2007
Plumb Balanced Fund Barclays Capital Intermediate Government/ Credit Bond Index	Barclays Capital Intermediate Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	6.05%	May 24, 2007
Plumb Balanced Fund MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(14.82%)	(9.57%)	May 24, 2007
Plumb Balanced Fund Blended Benchmark	Blended Benchmark (reflects no deduction for fees, expenses or taxes)	1.85%	0.58%	May 24, 2007

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.